PARENT CORPORATION STATEMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 813	$ 859	$ 865	$ 759	$ 805	$ 792	$ 773	$ 685	$ 3,296	$ 3,055	$ 2,938
Adjustments to reconcile net income to net cash from operating activities
Stock-based compensation									127	96	71
CASH FLOWS FROM FINANCING ACTIVITIES
Treasury stock issued for deferred compensation plan									61	69	83
Treasury stock issued under stock option plans									33	12	6
Common stock issued for deferred compensation plan									40	0	0
Common stock issued for stock option plans									12	0	0
Cash dividends paid									(843)	(718)	(601)
Net change in cash									9,032	(4,785)	12,181
Cash equivalents and federal funds sold at beginning of year				18,119				22,904	18,119	22,904	10,723
Cash equivalents and federal funds sold at end of year	27,151				18,119				27,151	18,119	22,904
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income									3,296	3,055	2,938
Adjustments to reconcile net income to net cash from operating activities
Equity in undistributed earnings of subsidiaries									(2,548)	(2,428)	(2,421)
Stock-based compensation									127	96	71
Other									(20)	(39)	(38)
Net cash from operating activities									855	684	550
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash from investing activities									0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES
Treasury stock issued for deferred compensation plan									61	69	83
Treasury stock issued under stock option plans									33	12	6
Common stock issued for deferred compensation plan									40	0	0
Common stock issued for stock option plans									12	0	0
Cash dividends paid									(843)	(718)	(601)
Net cash from financing activities									(697)	(637)	(512)
Net change in cash									158	47	38
Cash equivalents and federal funds sold at beginning of year				249				202	249	202	164
Cash equivalents and federal funds sold at end of year	$ 407				$ 249				$ 407	$ 249	$ 202